Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingent Liabilities [Abstract]
Liability settlement accrued	$ 2,750
Outsourced service expense	10,858	$ 10,039	$ 9,210
Third-Party Service Agreement [Member] | Minimum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	10,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	$ 11,000